Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Components of Income Tax Expense (Benefit)

The components of the Company’s income tax expense (benefit) are as follows:

years ended December 31 (add 000)	2018	2017	2016
Federal income taxes:
Current	$15,285	$129,236	$97,975
Deferred	69,599	(239,304)	68,899
Total federal income taxes	84,884	(110,068)	166,874
State income taxes:
Current	5,986	14,843	15,189
Deferred	14,134	(882)	(1,149)
Total state income taxes	20,120	13,961	14,040
Foreign income taxes:
Current	(1,354)	1,175	1,064
Deferred	2,055	475	(394)
Total foreign income taxes	701	1,650	670
Income tax expense (benefit)	$105,705	$(94,457)	$181,584

Summary of Effective Income Tax Rate

The Company’s effective income tax rate varied from the statutory United States income tax rate because of the following tax differences:

years ended December 31	2018	2017	2016
Statutory income tax rate	21.0%	35.0%	35.0%
(Reduction) increase resulting from:
Impact from 2017 Tax Act	(3.3)	(41.7)	—
Effect of statutory depletion	(3.4)	(5.6)	(5.4)
State income taxes, net of federal tax benefit	2.8	1.5	1.5
Stock based compensation	(0.5)	(1.0)	(0.1)
Domestic production deduction	—	(2.2)	(2.0)
Other items	1.7	(1.3)	0.9
Effective income tax rate	18.3%	(15.3%)	29.9%

Components of Deferred Tax Assets and Liabilities

The principal components of the Company’s deferred tax assets and liabilities are as follows:

December 31	Deferred Assets (Liabilities)
(add 000)	2018	2017
Deferred tax assets related to:
Employee benefits	$-	$16,059
Inventories	52,618	56,242
Valuation and other reserves	22,359	22,989
Net operating loss carryforwards	10,990	11,780
Accumulated other comprehensive loss	84,207	80,116
Other items, net	3,052	3,963
Gross deferred tax assets	173,226	191,149
Valuation allowance on deferred tax assets	(8,604)	(10,349)
Total net deferred tax assets	164,622	180,800
Deferred tax liabilities related to:
Property, plant and equipment	(478,329)	(407,400)
Partnerships and joint ventures	(204,315)	(15,617)
Goodwill and other intangibles	(170,538)	(168,506)
Employee benefits	(17,004)	-
Total deferred tax liabilities	(870,186)	(591,523)
Deferred income taxes, net	$(705,564)	$(410,723)

Schedule of Unrecognized Tax Benefits Excluding Interest Correlative Effects

The following table summarizes the Company’s unrecognized tax benefits, excluding interest and correlative effects:

years ended December 31 (add 000)	2018	2017	2016
Unrecognized tax benefits at beginning of year	$22,367	$21,807	$18,727
Gross increases – tax positions in prior years	944	1,396	2,401
Gross decreases – tax positions in prior years	-	(672)	(1,924)
Gross increases – tax positions in current year	1,802	4,961	4,650
Gross decreases – tax positions in current year	(1,013)	(946)	(2,047)
Lapse of statute of limitations	—	(4,179)	—
Unrecognized tax benefits at end of year	$24,100	$22,367	$21,807

Amount that, if recognized, would favorably impact the effective tax rate	$12,820	$10,399	$11,603